Quarterly Results of Operations - Unaudited (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues	$ 1,901	$ 993	$ 1,008	$ 966	$ 946	$ 985	$ 993	$ 953	$ 4,868	$ 3,877	$ 3,957
Income from operations	155	83	149	150	92	(52)	106	80	537	226	318
Net income/(loss)	2,004	(439)	(1,432)	(508)	(467)	(277)	(2,050)	(284)	(375)	(3,078)	6,011
Net loss attributable to Caesars	$ 2,004	$ (433)	$ (1,432)	$ (507)	$ (464)	$ (244)	$ (2,054)	$ (287)	$ (368)	$ (3,049)	$ 6,012
Basic loss per share	$ 3.01	$ (2.90)	$ (9.62)	$ (3.44)	$ (3.16)	$ (1.66)	$ (14.09)	$ (1.97)	$ (1.32)	$ (20.85)	$ 41.51
Diluted loss per share	$ 2.48	$ (2.90)	$ (9.62)	$ (3.44)	(3.16)	$ (1.66)	$ (14.09)	$ (1.97)	$ (1.32)	$ (20.85)	$ 40.89
Scenario, Previously Reported [Member]
Net revenues									$ 4,852	$ 3,877	$ 3,929
Income from operations									532	227	315
Net income/(loss)									$ (382)	(3,077)	$ 6,008
Diluted loss per share					$ (3.68)
Restatement Adjustment [Member]
Net revenues		$ 7	$ 6	$ 3	$ (3)	$ (1)	$ 1	$ 3		0
Income from operations		(3)	(8)	(8)	(10)	(8)	(5)	(8)		(31)
Net income/(loss)		21	(6)	16	(32)	(282)	(7)	(10)		(331)
Net loss attributable to Caesars		$ 35	$ 10	$ 39	$ 77	$ 399	$ 23	$ 21		$ 520
Basic loss per share		$ 0.24	$ 0.06	$ 0.27	$ 0.52	$ 2.72	$ 0.16	$ 0.15		$ 3.56
Diluted loss per share		$ 0.24	$ 0.06	$ 0.27	$ 0.52	$ 2.72	$ 0.16	$ 0.15		$ 3.56
Caesars Acquisition Company [Member] | Scenario, Previously Reported [Member]
Net revenues		$ 986	$ 1,002	$ 963	$ 949	$ 986	$ 992	$ 950		$ 3,877
Income from operations		86	157	158	102	(44)	111	88		257
Net income/(loss)		(460)	(1,426)	(524)	(435)	5	(2,043)	(274)		(2,747)
Net loss attributable to Caesars		$ (468)	$ (1,442)	$ (546)	$ (541)	$ (643)	$ (2,077)	$ (308)		$ (3,569)
Basic loss per share		$ (3.14)	$ (9.68)	$ (3.71)	$ (3.68)	$ (4.38)	$ (14.25)	$ (2.12)		$ (24.41)
Diluted loss per share		$ (3.14)	$ (9.68)	$ (3.71)		$ (4.38)	$ (14.25)	$ (2.12)		$ (24.41)